United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated International Bond Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—91.3%
		Australian Dollar—1.7%
		State/Provincial—1.7%
1,100,000		Queensland Treasury Corp., 4.00%, 6/21/2019	$1,065,459
		British Pound—12.5%
		Banking—1.2%
425,000		Lloyds Bank PLC, Series EMTN, 6.9625%, 5/29/2020	727,752
		Insurance—1.9%
735,000		MetLife Global Funding I, (Series EMTN), 2.875%, 1/11/2023	1,204,267
		Real Estate—1.0%
350,000		Dubai Holding Comm Op, (Series EMTN), 6.00%, 2/1/2017	600,688
		Retailers—1.4%
400,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 3/27/2034	857,607
		Sovereign—7.0%
955,000		United Kingdom, Government of, 2.75%, 9/7/2024	1,639,256
1,350,000		United Kingdom, Government of, Bond 1.75%, 9/7/2022	2,178,320
325,000		United Kingdom, Government of, Bond 3.25%, 1/22/2044	570,730
		TOTAL	4,388,306
		TOTAL BRITISH POUND	7,778,620
		CANADIAN DOLLAR—2.1%
		Sovereign—2.1%
1,300,000		Canada, Government of, Bond, 3.25%, 6/1/2021	1,317,301
		DANISH KRONE—0.8%
		Mortgage Banks—0.2%
801,003		Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	158,960
		Sovereign—0.6%
1,700,000		Denmark, Government of, 4.00%, 11/15/2019	357,432
		TOTAL DANISH KRONE	516,392
		Euro—35.8%
		Beverage & Tobacco—1.2%
500,000		Bat Holdings BV, Sr. Unsecd. Note, (Series EMTN), 4.00%, 7/7/2020	763,404
		Finance - Automotive—1.3%
530,000		BMW Finance N.V., (Series EMTN), 3.25%, 1/14/2019	773,558
		Sovereign—29.5%
740,000	[1]	Austria, Government of, Sr. Unsecd. Note, 3.65%, 4/20/2022	1,183,335
570,000		Belgium, Government of, 2.25%, 6/22/2023	824,959
210,000		Belgium, Government of, 3.00%, 9/28/2019	312,266
350,000	[1]	Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	522,981
1,500,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	2,278,963
650,000		Bundesrepublic Deutschland, 3.00%, 7/4/2020	987,905
500,000		Buoni Poliennali Del Tes, 2.50%, 5/1/2019	698,565
1,800,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	2,796,521
930,000		Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,525,984
790,000		France, Government of, Bond, 3.50%, 4/25/2026	1,266,029
724,000		France, Government of, Bond, 4.25%, 10/25/2023	1,218,378
1,025,000		France, Government of, Bond, 4.50%, 4/25/2041	1,986,743

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		Euro—continued
		Sovereign—continued
61,000,000		Italy, Government of, Sr. Unsecd. Note, 3.70%, 11/14/2016	$620,515
885,000	[1]	Netherlands, Government of, 1.75%, 7/15/2023	1,245,409,
380,000	[1]	Portugal, Government of, 6.40%, 2/15/2016	541,145
220,000		Spain, Government of, 3.80%, 1/31/2017	312,682
		TOTAL	18,322,380
		Telecommunications & Cellular—1.5%
650,000		Telecom Italia SpA, Series EMTN, 5.25%, 2/10/2022	956,481
		Utilities—2.3%
1,000,000		Iberdrola International BV, Sr. Unsecd. Note, Series EMTN, 2.875%, 11/11/2020	1,438,328
		TOTAL EURO	22,254,151
		Hong Kong Dollar—4.7%
		Sovereign—4.7%
22,650,000		Hong Kong, Government of, 1.34%, 6/24/2019	2,930,242
		JAPANESE YEN—29.8%
		Banking—9.4%
50,000,000		Asian Development Bank, 2.35%, 6/21/2027	570,920
250,000,000		KFW, 2.05%, 2/16/2026	2,776,989
250,000,000		Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	2,502,986
		TOTAL	5,850,895
		Finance—1.6%
97,000,000		General Electric Capital Corp., (Series MTN), 2.00%, 2/22/2017	971,860
		Sovereign—18.8%
148,000,000		Japan, Government of, 0.10%, 5/15/2016	1,423,233
314,000,000		Japan, Government of, 1.30%, 3/20/2021	3,225,582
265,000,000		Japan, Government of, 1.90%, 12/20/2023	2,880,346
240,000,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2017	2,419,215
172,000,000		Japan-284 (10 Year Issue), 1.70%, 12/20/2016	1,714,568
		TOTAL	11,662,944
		TOTAL JAPANESE YEN	18,485,699
		Mexican Peso—0.9%
		Sovereign—0.9%
6,900,000		Mex Bonos Desarr Fix Rate, 6.50%, 6/10/2021	561,990
		Norwegian Krone—2.1%
		Sovereign—2.1%
7,000,000		Norway, Government of, Unsecd. Note, 4.50%, 5/22/2019	1,270,808
		Swedish Krona—0.9%
		Sovereign—0.9%
3,700,000		Sweden, Government of, 3.00%, 7/12/2016	556,903
		TOTAL BONDS (IDENTIFIED COST $59,591,086)	56,737,565
		INVESTMENT FUND—0.1%
420		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $42,039 )	31,139
		PURCHASED PUT OPTIONS—0.0%
2,400,000		Morgan Stanley EUR Put/USD Call, Strike Price $1.29, Expiration Date 11/26/2014 (IDENTIFIED COST $14,944)	16,129
		INVESTMENT COMPANIES—6.6%[2]
2,755,854	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	2,755,854

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued[2]
141,024	Federated Project and Trade Finance Core Fund	$1,355,241
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,158,379)	4,111,095
	TOTAL INVESTMENTS (IDENTIFIED COST $63,806,448)[4]	60,895,928
	OTHER ASSETS AND LIABILITIES - NET—2.0%[5]	1,268,466
	TOTAL NET ASSETS—100%	$62,164,394
At August 31, 2014, the Fund had the following outstanding written call option:
Security	Expiration Date	Exercise Price	Contracts	Value
Morgan Stanley EUR Call/USD Put (Premium Received $14,944)	November 2014	$1.34	(2,400,000)	$(13,446)
The average value of written options and purchased options held by the Fund throughout the period was a net payable of $1,494 and a net receivable of $25,803. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, The Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/2/2014	3,000,000 AUD	290,862,000 JPY	$11,373
9/2/2014	2,100,000 AUD	202,640,760 JPY	$9,872
9/2/2014	1,350,000 AUD	128,505,150 JPY	$872
9/2/2014	5,100,000 AUD	$4,742,031	$21,119
9/2/2014	4,803,040 CAD	451,533,790 JPY	$29,828
9/2/2014	690,000 CAD	3,972,779 NOK	$2,714
9/2/2014	2,079,558 CAD	$1,900,000	$12,589
9/2/2014	1,721,648 CAD	$1,575,000	$8,416
9/2/2014	1,534,317 CAD	$1,400,000	$11,126
9/2/2014	1,600,000 EUR	218,622,400 JPY	$(38,627)
9/2/2014	930,000 EUR	7,635,300 NOK	$(11,429)
9/2/2014	2,689,650 EUR	$3,601,522	$(67,438)
9/2/2014	1,085,000 EUR	$1,450,156	$(24,512)
9/2/2014	1,023,000 EUR	$1,369,931	$(25,753)
9/2/2014	992,000 EUR	$1,328,541	$(25,096)
9/2/2014	750,000 GBP	1,482,268 NZD	$2,239
9/2/2014	800,000 GBP	9,175,640 SEK	$2,388
9/2/2014	1,870,000 GBP	$3,127,799	$(23,344)
9/2/2014	1,600,000 GBP	$2,685,360	$(29,141)
9/2/2014	487,774,200 JPY	5,100,000 AUD	$(52,176)
9/2/2014	128,876,400 JPY	1,350,000 AUD	$(17,846)
9/2/2014	451,954,056 JPY	4,803,040 CAD	$(48,345)
9/2/2014	220,353,448 JPY	1,600,000 EUR	$(30,374)
9/2/2014	343,206,000 JPY	23,000,000 SEK	$(38,491)
9/2/2014	3,964,975 NOK	690,000 CAD	$7,216
9/2/2014	7,832,925 NOK	930,000 EUR	$14,255
9/2/2014	25,581,540 NOK	$4,100,000	$27,420
9/2/2014	11,691,650 NOK	$1,900,000	$(13,626)
9/2/2014	1,489,493 NZD	750,000 GBP	$4,254
9/2/2014	2,700,000 NZD	$2,282,364	$(23,951)

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased: (continued)
9/2/2014	2,400,000 NZD	$2,027,918	$(20,441)
9/2/2014	9,204,000 SEK	800,000 GBP	$(6,812)
9/2/2014	16,500,000 SEK	245,668,500 JPY	$(35,287)
9/2/2014	6,500,000 SEK	96,674,500 JPY	$(14,566)
9/2/2014	3,357,506 SGD	$2,685,360	$2,687
9/2/2014	3,041,450 TRY	$1,416,341	$(9,239)
9/2/2014	1,306,444 TRY	$606,830	$(2,414)
9/2/2014	1,303,774 TRY	$606,830	$(3,650)
9/5/2014	3,100,000 EUR	$4,141,445	$(68,072)
9/24/2014	4,400,000 AUD	418,088,000 JPY	$(5,282)
9/24/2014	1,200,000 AUD	113,880,000 JPY	$1,471
9/24/2014	3,347,029 CAD	2,300,000 EUR	$(67,150)
9/24/2014	2,300,000 EUR	3,370,213 CAD	$(107,609)
9/24/2014	532,672,000 JPY	5,600,000 AUD	$(100,517)
9/24/2014	495,938,800 JPY	$4,900,000	$(132,535)
9/24/2014	467,829,200 JPY	$4,600,000	$(102,753)
9/24/2014	295,333,100 JPY	$2,900,000	$(60,960)
9/24/2014	204,246,000 JPY	$2,000,000	$(36,581)
9/25/2014	930,000 EUR	7,596,008 NOK	$(9,723)
9/25/2014	570,000 EUR	4,653,537 NOK	$(1,845)
9/25/2014	1,420,000 EUR	$1,887,417	$(21,353)
9/25/2014	12,256,275 NOK	1,500,000 EUR	$(15,077)
9/25/2014	1,500,000 NZD	$1,248,255	$3,410
9/25/2014	21,255,184 SEK	$3,105,000	$(64,096)
10/24/2014	660,000 AUD	665,969 CAD	$431
10/24/2014	2,036,701 CAD	2,000,000 AUD	$13,626
10/24/2014	800,000 GBP	9,201,880 SEK	$4,538
10/24/2014	750,000 GBP	$1,243,778	$792
10/24/2014	312,001,380 JPY	$3,000,000	$(46)
Contracts Sold:
9/2/2014	5,100,000 AUD	$ 4,742,388	$(20,762)
9/2/2014	5,100,000 AUD	487,774,200 JPY	$(22,866)
9/2/2014	1,350,000 AUD	128,876,400 JPY	$(4,328)
9/2/2014	2,081,965 CAD	$ 1,900,000	$(14,803)
9/2/2014	1,716,309 CAD	$ 1,575,000	$(3,505)
9/2/2014	767,809 CAD	$ 700,000	$(6,161)
9/2/2014	764,650 CAD	$ 700,000	$(3,256)
9/2/2014	4,803,040 CAD	451,954,056 JPY	$(25,224)
9/2/2014	690,000 CAD	3,964,975 NOK	$(2,092)
9/2/2014	3,100,000 EUR	$ 4,151,148	$77,882
9/2/2014	2,689,650 EUR	$ 3,598,563	$64,479
9/2/2014	671,983 EUR	$ 883,557	$600
9/2/2014	1,600,000 EUR	220,353,448 JPY	$45,910
9/2/2014	930,000 EUR	7,832,925 NOK	$27,558
9/2/2014	1,870,000 GBP	$ 3,121,675	$17,219
9/2/2014	1,600,000 GBP	$ 2,679,280	$23,061
9/2/2014	750,000 GBP	1,489,493 NZD	$(3,472)
9/2/2014	800,000 GBP	9,204,000 SEK	$(4,418)
9/2/2014	290,862,000 JPY	3,000,000 AUD	$(5,060)
9/2/2014	202,640,760 JPY	2,100,000 AUD	$3,799

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold: (continued)
9/2/2014	128,505,150 JPY	1,350,000 AUD	$24,870
9/2/2014	451,533,790 JPY	4,803,040 CAD	$47,779
9/2/2014	218,622,400 JPY	1,600,000 EUR	$39,729
9/2/2014	245,668,500 JPY	16,500,000 SEK	$34,880
9/2/2014	96,674,500 JPY	6,500,000 SEK	$15,405
9/2/2014	3,972,779 NOK	690,000 CAD	$(9,097)
9/2/2014	11,764,211 NOK	$ 1,900,000	$1,919
9/2/2014	10,859,144 NOK	$ 1,755,953	$3,899
9/2/2014	8,379,275 NOK	$ 1,353,000	$1,057
9/2/2014	6,099,238 NOK	$ 985,746	$1,673
9/2/2014	32,789 NOK	$ 5,301	$11
9/2/2014	7,635,300 NOK	930,000 EUR	$1,501
9/2/2014	2,400,000 NZD	$ 2,025,864	$18,386
9/2/2014	1,900,000 NZD	$ 1,603,809	$14,556
9/2/2014	800,000 NZD	$ 673,652	$4,493
9/2/2014	1,482,268 NZD	750,000 GBP	$3,022
9/2/2014	9,175,640 SEK	800,000 GBP	$12,900
9/2/2014	23,000,000 SEK	343,206,000 JPY	$46,353
9/2/2014	3,359,882 SGD	$ 2,685,360	$(4,590)
9/2/2014	5,642,665 TRY	$ 2,630,000	$19,468
9/5/2014	3,100,000 EUR	$ 4,143,770	$70,397
9/24/2014	5,600,000 AUD	532,672,000 JPY	$(330)
9/24/2014	3,370,213 CAD	2,300,000 EUR	$32,184
9/24/2014	2,300,000 EUR	3,347,029 CAD	$121,264
9/24/2014	418,088,000 JPY	4,400,000 AUD	$88,749
9/24/2014	113,880,000 JPY	1,200,000 AUD	$22,677
9/24/2014	467,778,600 JPY	$ 4,600,000	$103,239
9/24/2014	358,890,000 JPY	$ 3,500,000	$49,986
9/24/2014	294,694,230 JPY	$ 2,900,000	$67,101
9/24/2014	203,237,400 JPY	$ 2,000,000	$46,277
9/24/2014	142,564,800 JPY	$ 1,400,000	$29,523
9/25/2014	1,420,000 EUR	$ 1,900,390	$34,326
9/25/2014	1,500,000 EUR	12,256,275 NOK	$19,639
9/25/2014	7,596,008 NOK	930,000 EUR	$7,359
9/25/2014	4,653,537 NOK	570,000 EUR	$732
9/25/2014	1,500,000 NZD	$ 1,255,890	$4,225
9/25/2014	13,000,000 SEK	$ 1,897,796	$37,932
9/25/2014	8,255,184 SEK	$ 1,195,347	$14,307
10/24/2014	2,000,000 AUD	2,036,701 CAD	$(3,550)
10/24/2014	665,969 CAD	660,000 AUD	$1,887
10/24/2014	942,000 EUR	$ 1,240,501	$2,337
10/24/2014	9,201,880 SEK	800,000 GBP	$6,605
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$16,120
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $504,811 and $539,821, respectively. This is based on contracts held as of each month-end throughout the nine-month fiscal period.
The average notional value of futures contracts held by the Fund throughout the period was $789,031. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Written Option Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2014, these liquid restricted securities amounted to $3,491,527, which represented 5.6% of total net assets.
2	Affiliated holding.
3	7-day net yield.
4	At August 31, 2014, the cost of investments for federal tax purposes was $64,300,279. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) written option contracts was $3,404,351. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,932,280 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,336,631.
5	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$56,737,565	$—	$56,737,565
Investment Fund	31,139[1]	—	—	31,139
Investment Companies[2]	2,755,854	1,355,241	—	4,111,095
Purchased Put Options	16,129	—	—	16,129
TOTAL SECURITIES	$2,803,122	$58,092,806	—	$60,895,928
OTHER FINANCIAL INSTRUMENTS[3]	$(12,465)	$15,139	$—	$2,674
1	Includes $36,016 of a security transferred from Level 3 to Level 1 because observable market data was obtained for security. This transfer represents the value of the security at the beginning of the period.
2	Federated Project and Trade Finance Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. It is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
3	Other financial instruments include written option contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRYUSD	—Turkish Lira—United States Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014